Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Share Capital

At December 31, 2017, Cosan Limited’s share capital is composed of the following:

Shareholders—Common shares	Class A and / or BDRs	%	Class B1 shares	%
Controlling Group	14,514,418	8.32	96,332,044	100.00
Renaissance Technologies LLC	10,885,899	6.24	—	—
M&G Investment Management Limited	7,515,399	4.31	—	—
Eastspring Investments (Singapore) Limited	4,585,200	2.63	—	—
Free Float	109,366,221	62.73	—	—

Total shares outstanding	146,867,137	84.23	96,332,044	100.00

Treasury shares	27,488,204	15.77	—	—
Total	174,355,341	100.00	96,332,044	100.00

Summary of Other Comprehensive (Loss) Income
c)	Other comprehensive (loss) income

	December 31, 2016	Comprehensive (loss) income	December 31, 2017
Foreign currency translation effects	(322,258)	(50,085)	(372,343)
(Loss) gain on cash flow hedge in joint ventures and subsidiaries	(190,001)	204,611	14,610
Actuarial loss on defined benefit plan	(29,017)	(15,920)	(44,937)
Gain on share subscription of a subsidiary	6,000	9,000	15,000
Changes in fair value of available for sale securities	(2,618)	3,459	841

Total	(537,894)	151,065	(386,829)

Attributable to:
Owners of the Company	(480,454)	86,242	(394,212)
Non-controlling interests	(57,440)	64,823	7,383

	December 31, 2015	Comprehensive (loss) income	December 31, 2016
Foreign currency translation effects	(468,350)	146,092	(322,258)
Loss on cash flow hedge in joint ventures and subsidiaries	(235,779)	45,778	(190,001)
Revaluation of investment properties reclassified from property, plant and equipment	190,735	(190,735)	—
Actuarial loss on defined benefit plan	28,032	(57,049)	(29,017)
Gain on share subscription of subsidiary	—	6,000	6,000
Changes in fair value of available for sale securities	6,748	(9,366)	(2,618)

Total	(478,614)	(59,280)	(537,894)

Attributable to:
Owners of the Company	(478,207)	(2,247)	(480,454)
Non-controlling interests	(407)	(57,033)	(57,440)